TAXES ON INCOME (Tables)	12 Months Ended
Dec. 31, 2023
Income Tax Disclosure [Abstract]
SCHEDULE OF DEFERRED TAX ASSETS

The Company’s deferred tax assets are as follows:

	December 31
	2023	2022
	U.S. dollars in thousands
Deferred Tax assets:
Net operating losses carryforward	8,053	5,882
Operating lease liabilities	309	362
Employee benefits	70	60
Inventory write off	291	-
Research and development expenses	1,250	-
Issuance costs	120	290
Total deferred tax assets	10,093	6,594
Less deferred tax liabilities (related to right of use assets)	(301)	(336)
Deferred tax assets, net	9,792	6,258
Less valuation allowance for deferred tax assets	(9,792)	(6,258)
Deferred tax assets	-	-

	December 31
	2023	2022
	U.S. dollars in thousands
Valuation allowance at beginning of year	(6,258)	(4,739)
Changes in valuation allowance	(3,534)	(1,519)
Valuation allowance at end of year	(9,792)	(6,258)